Load [Member] Annual Fund Operating Expenses - North Carolina Tax-Free Income Series - North Carolina Tax-Free Income Series	Jun. 30, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	0.74%